Redeemable Convertible Preferred Stock (Details) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Aug. 31, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Nov. 30, 2020 $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares
Redeemable Convertible Preferred Stock (Details) [Line Items]
Issuance and sale of redeemable convertible preferred stock		13,643,059	17,842,914
Issuance and sale of redeemable convertible preferred stock, price per share (in Dollars per share) | $ / shares		$ 6.78	$ 6.78		$ 6.78
Aggregate purchase price (in Dollars per share) | $ / shares		$ 213,500,000	$ 213,500,000		$ 213,500,000
Equity issuance costs (in Dollars) | $				$ 11.4
Convertible preferred stock, shares authorized		50,000,000			50,000,000
Convertible preferred stock, shares issued and outstanding		31,485,973			31,485,973
Convertible preferred stock, liquidation preference (in Dollars) | $		$ 213.5			$ 213.5
Exchange ratio					0.8381
Convertible preferred stock, shares issued		31,485,973			31,485,973
Common stock result of reverse recapitalization	12,342
Common Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Common stock result of reverse recapitalization					52,776,787